Summary of Significant Accounting Policies (Details Textual)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 10, 2018	Jun. 09, 2017	Jan. 22, 2018	Sep. 30, 2019 USD ($)	Jun. 30, 2019 Payments	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies (Textual)
Stock split	5-for-1	1-for-25	1-for-5
Increase/Decrease in issued and outstanding common shares	623,125 to 3,115,625 shares	77,887,500 to 3,115,500 shares	3,115,500 to 623,125 shares
Obsolescence allowance				$ 99,546			$ 99,546		$ 99,546	$ 70,000
Operating expenses				14,667,672		$ 1,898,874	29,244,652	$ 5,540,719	8,852,442	7,798,718
Net loss				(1,179,969)		(426,379)	(3,070,968)	(1,644,341)	(1,541,873)	(668,176)
Working capital				9,612,640			9,612,640		695,099
Unbilled receivables				0			0		139,766	0
Allowance for loss							$ 29,001		29,001	14,001
Potentially dilutive securities | shares							895,565
Net cash used in operating activities							$ (954,532)	(1,075,882)	(127,005)	(416,695)
Net loss attributable to 1847 Holdings shareholders				(784,711)		$ (253,162)	(1,978,241)	$ (1,019,893)	$ (995,360)	$ (473,837)
Number of segment | Payments					1
January 1, 2019 [Member]
Summary of Significant Accounting Policies (Textual)
Financing lease assets				624,157			624,157
Financing lease liabilities				624,157			624,157
Noncurrent financing lease liabilities				$ 559,972			$ 559,972
Secured Convertible Promissory Note [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive securities | shares							200,000
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive securities | shares							695,565